FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets or Liabilities Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs

The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2011, 2012 and 2013.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2011	2012	2013
	RMB	RMB	RMB
Balance at the beginning of the year	—	6,342,100	6,285,500
Purchases	6,342,100	—
Unrealized loss recognized in other comprehensive income	—	(56,600)	(16,600)
Impairment losses included in earnings	—	—	(6,268,900)

Balance at the end of the year	6,342,100	6,285,500	0

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2012 and 2013, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Crowdstar (Note 8 <3>)	1,627,099	0	1,627,099	0	20,990,141
Investment in Man Cheng (i)	0	0	0	0	5,530,278
Investment in BLT(i)	0	0	0	0	5,431,566
Loan to BLT(ii)	0	0	0	0	9,750,000
Planetside 2 related equipment (Note 15 (i))	0	0	0	0	1,899,803
Upfront licensing fees (Note 15 (i))	2,000,000	0	0	2,000,000	3,825,243
Other long-lived assets(Note 15 (ii))	2,000,000	0	0	2,000,000	29,741,076

Total	5,627,099	0	1,627,099	4,000,000	77,168,107

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Fire Rain	0	0	0	0	1,313,067
Investment in Jichuang	0	0	0	0	1,341,153
Investment in Boran Lexiang	0	0	0	0	1,902,591
Upfront licensing fees	0	0	0	0	569,139

Total	0	0	0	0	5,125,950

(i)	Given the unsatisfying results of Man Cheng and BLT’s research and development activities, the Group tested its investment in the two equity investees for impairment as of December 31, 2013. The fair value of such investments was measured as nil given the operations of both investees were substantially discontinued as a result of insufficient cash flow. Thus, the Group deemed the carrying amounts of the investments were fully impaired and recorded such impairment as impairment loss on investments for the year ended December 31, 2013.
(ii)	In April 2012, the Group entered into an agreement with BLT, a 45% equity investee of the Group, to provide a loan which amounted to RMB6.8 million (US$1.1 million) for its capital injection in a joint venture with 45% equity held by BLT. The loan is secured by the equity interest in the joint venture owned by BLT. There were RMB5.3 million (US$0.8 million) loans outstanding as of December 31 2012, In March 2013, the Group entered into an additional loan agreement and provided an further RMB4.5 million (US$0.7 million) in loans to BLT to support the need for working capital. The loan is secured by the equity interests in BLT owned by the founders of BLT. Due to the tight cash position and less than satisfactory performance of BLT, the recoverability of the loan was in question. Thus, the group provided full impairment losses on the loan receivable from BLT and recorded such impairment in impairment loss on investments line item in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2013.